Summary of Significant Accounting Policies, Estimates and Judgments - Schedule of Reconciliations from IAS 39 to IFRS 9 for Consolidated Balance Sheets (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Nov. 01, 2017	Oct. 31, 2017	Oct. 31, 2016
Assets
Cash and due from banks	$ 30,209		$ 28,407	$ 14,929
Interest-bearing deposits with banks	36,471		32,662
Securities
Trading	128,258		127,657
Investment, net of applicable allowance	94,608		90,722
Securities	222,866		218,379
Assets purchased under reverse repurchase agreements and securities borrowed	294,602		220,977
Loans
Retail	399,452		385,170
Wholesale	180,278		159,606
Loans, net	576,818		542,617
Allowance for loan losses	(2,912)		(2,159)
Segregated fund net assets	1,368		1,216
Other
Customers' liability under acceptances	15,641		16,459
Derivatives	94,039		95,023
Premises and equipment	2,832		2,670
Goodwill	11,137		10,977	11,156
Other intangibles	4,687		4,507
Other assets	44,064		38,959
Total other assets	172,400		168,595
Total assets	1,334,734		1,212,853
Deposits
Personal	270,154		260,213
Business and government	534,371		505,665
Bank	32,521		23,757
Total deposits	837,046		789,635
Segregated fund net liabilities	1,368		1,216
Other
Acceptances	15,662		16,459
Obligations related to securities sold short	32,247		30,008
Obligations related to assets sold under repurchase agreements and securities loaned	206,814		143,084
Derivatives	90,238		92,127
Insurance claims and policy benefit	10,000		9,676
Other liabilities	52,273		46,955
Total other liabilities	407,234		338,309
Subordinated debentures	9,131		9,265
Total liabilities	1,254,779		1,138,425
Equity attributable to shareholders
Retained earnings	51,112		45,359
Other components of equity	4,823		4,354
Equity attributable to shareholders	79,861		73,829
Non-controlling interests	94		599
Total equity	79,955		74,428	$ 71,612
Total liabilities and equity	1,334,734		1,212,853
IAS 39 [member]
Assets
Cash and due from banks			28,407
Interest-bearing deposits with banks			32,662
Securities
Trading			127,657
Investment, net of applicable allowance			90,722
Securities			218,379
Assets purchased under reverse repurchase agreements and securities borrowed			220,977
Loans
Retail			385,170
Wholesale			159,606
Loans, net			544,776
Allowance for loan losses			(2,159)
Segregated fund net assets			1,216
Other
Customers' liability under acceptances			16,459
Derivatives			95,023
Premises and equipment			2,670
Goodwill			10,977
Other intangibles			4,507
Other assets			38,959
Total other assets			168,595
Total assets			1,212,853
Deposits
Personal			260,213
Business and government			505,665
Bank			23,757
Total deposits			789,635
Segregated fund net liabilities			1,216
Other
Acceptances			16,459
Obligations related to securities sold short			30,008
Obligations related to assets sold under repurchase agreements and securities loaned			143,084
Derivatives			92,127
Insurance claims and policy benefit			9,676
Other liabilities			46,955
Total other liabilities			338,309
Subordinated debentures			9,265
Total liabilities			1,138,425
Equity attributable to shareholders
Retained earnings			45,359
Other components of equity			4,354
Equity attributable to shareholders			73,829
Non-controlling interests			599
Total equity			74,428
Total liabilities and equity			1,212,853
IFRS9 [member]
Assets
Cash and due from banks		$ 28,407
Interest-bearing deposits with banks		32,662
Securities
Trading		130,609
Investment, net of applicable allowance		95,283
Securities		225,892
Assets purchased under reverse repurchase agreements and securities borrowed		220,976
Loans
Retail		385,162
Wholesale		152,079
Loans, net		537,241
Allowance for loan losses		(2,749)
Segregated fund net assets		1,216
Other
Customers' liability under acceptances		16,439
Derivatives		95,023
Premises and equipment		2,670
Goodwill		10,977
Other intangibles		4,507
Other assets		39,175
Total other assets		168,791
Total assets		1,212,436
Deposits
Personal		260,213
Business and government		505,636
Bank		23,757
Total deposits		789,606
Segregated fund net liabilities		1,216
Other
Acceptances		16,459
Obligations related to securities sold short		30,008
Obligations related to assets sold under repurchase agreements and securities loaned		143,084
Derivatives		92,127
Insurance claims and policy benefit		9,782
Other liabilities		47,098
Total other liabilities		338,558
Subordinated debentures		9,265
Total liabilities		1,138,645
Equity attributable to shareholders
Retained earnings		44,801
Other components of equity		4,275
Equity attributable to shareholders		73,192
Non-controlling interests		599
Total equity		73,791
Total liabilities and equity		1,212,436
Preferred shares [member]
Equity attributable to shareholders
Issued capital	6,309		6,413
Preferred shares [member] | IAS 39 [member]
Equity attributable to shareholders
Issued capital			6,413
Preferred shares [member] | IFRS9 [member]
Equity attributable to shareholders
Issued capital		6,413
Common shares [member]
Equity attributable to shareholders
Issued capital	$ 17,617		17,703
Common shares [member] | IAS 39 [member]
Equity attributable to shareholders
Issued capital			17,703
Common shares [member] | IFRS9 [member]
Equity attributable to shareholders
Issued capital		$ 17,703
Impact of classification and measurement [member]
Securities
Trading			2,952
Investment, net of applicable allowance			4,615
Securities			7,567
Loans
Retail			(8)
Wholesale			(7,535)
Loans, net			(7,543)
Other
Other assets			(1)
Total other assets			(1)
Total assets			23
Deposits
Business and government			(29)
Total deposits			(29)
Other
Insurance claims and policy benefit			106
Total other liabilities			106
Total liabilities			77
Equity attributable to shareholders
Retained earnings			44
Other components of equity			(98)
Equity attributable to shareholders			(54)
Total equity			(54)
Total liabilities and equity			23
Transition Adjustment to IFRS 9 [member]
Securities
Investment, net of applicable allowance			(54)
Securities			(54)
Assets purchased under reverse repurchase agreements and securities borrowed			(1)
Loans
Wholesale			8
Loans, net			8
Allowance for loan losses			(590)
Other
Customers' liability under acceptances			(20)
Other assets			217
Total other assets			197
Total assets			(440)
Other
Other liabilities			143
Total other liabilities			143
Total liabilities			143
Equity attributable to shareholders
Retained earnings			(602)
Other components of equity			19
Equity attributable to shareholders			(583)
Total equity			(583)
Total liabilities and equity			(440)
Total Impact [member]
Securities
Trading			2,952
Investment, net of applicable allowance			4,561
Securities			7,513
Assets purchased under reverse repurchase agreements and securities borrowed			(1)
Loans
Retail			(8)
Wholesale			(7,527)
Loans, net			(7,535)
Allowance for loan losses			(590)
Other
Customers' liability under acceptances			(20)
Other assets			216
Total other assets			196
Total assets			(417)
Deposits
Business and government			(29)
Total deposits			(29)
Other
Insurance claims and policy benefit			106
Other liabilities			143
Total other liabilities			249
Total liabilities			220
Equity attributable to shareholders
Retained earnings			(558)
Other components of equity			(79)
Equity attributable to shareholders			(637)
Total equity			(637)
Total liabilities and equity			$ (417)